Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of personnel expenses

Thousand of reais	2023	2022	2021
Wages and salaries	6,640,403	6,311,240	5,905,394
Social security costs	1,654,056	1,431,129	1,153,164
Benefits	1,659,195	1,602,744	1,434,815
Defined benefit pension plans (note 21)	3,867	6,447	6,415
Contributions to defined contribution pension plans	180,926	128,091	152,156
Share-based compensation	163,695	39,876	24,045
Training	61,686	59,832	54,858
Other personnel expenses	450,098	317,636	294,855
Total	10,813,926	9,896,995	9,025,702

Schedule of share-based compensation

				01/01 to 12/31/2023		01/01 to 12/31/2022		01/01 to 12/31/2021
Program	Liquidity Type	Vesting Period	Period of Exercise
		01/2019 to 12/2021	2022 and 2023	R$ -	(3)	R$ 40,403	(3)	R$ 4,216,667	(3)
		01/2020 to 12/2022	2023	R$ -	(2)	R$ 4,002,000	(2)	R$ 3,668,000	(2)
		01/2020 to 12/2022	2023 and 2024	R$ -	(1)	R$ -	(1)	R$ 2,986,667	(1)
		01/2021 to 10/2024	2024	R$ 18,270,000	(1)	R$ 23,490,000	(1)	R$ 13,520,000	(1)
		01/2023 to 12/2026	2026	R$ 750,000	(1)	R$ -	(1)	R$ -	(1)
		01/2021 to 12/2023	2023	R$ -	(4)	R$ 1,500,000	(4)	R$ 1,834,000	(4)
Local	Santander Brasil Bank Shares	07/2019 to 06/2022	2022	R$ -	SANB11	R$ 111,066	SANB11	R$ 111,962	SANB11
		09/2020 to 09/2022	2022	R$ -	SANB11	R$ 304,594	SANB11	R$ 301,583	SANB11
		01/2020 to 09/2023	2023	R$ -	SANB11	R$ 209,278	SANB11	R$ 249,666	SANB11
		01/2021 to 12/2022	2023	R$ -	SANB11	R$ 139,163	SANB11	R$ 177,252	SANB11
		01/2021 to 12/2023	2024	R$ 292,537	SANB11	R$ 343,863	SANB11	R$ 327,065	SANB11
		01/2021 to 01/2024	2024	R$ 217,291	SANB11	R$ 222,178	SANB11	R$ 30,545	SANB11
		01/2022 to 12/2025	2025	R$ 118,363	SANB11	R$ 66,323	SANB11	R$ -	SANB11
		01/2023 to 12/2026	2026	R$ 15,637	SANB11	R$ -	SANB11	R$ -	SANB11
		2023		80,412	SAN (**)	R$ 159,253	SAN (6)	R$ 309,576	SAN (**)
		2023, with limit for options' exercise until 2030		R$ 420,394	Op. Ações SAN (6)	R$ 832,569	Opções ações SAN (6)	R$ 1,618,445	Opções s/ SAN (**)
		02/2024		R$ 117,601	SAN (7)	R$ 124,184	SAN (7)	R$ 135,632	SAN (**)
		02/2024, with a limit for exercising the options until 02/2029		R$ 350,839	Op. Ações SAN (7)	R$ 370,477	Op. Ações SAN (7)	R$ 404,630	Op. Ações SAN (7)
Global	Santander Spain Shares and Options	2025		R$ 95,786	SAN (7)	R$ 150,703	SAN (7)	R$ -	SAN (7)
		2025, with a limit for exercising the options until 2030		R$ 367,827	Op. Ações SAN (7)	R$ 578,713	Op. Ações SAN (7)	R$ -	Op. Ações SAN (7)
		2026		R$ 199,680	SAN (7)	R$ 199,680	SAN (7)	R$ -	SAN (7)
		2026, with a limit for exercising the options until 2033		R$ 537,637	Op. Ações SAN (7)	R$ 537,637	Op. Ações SAN (7)	R$ -	Op. Ações SAN (7)
		2023, with a limit for exercising the options until 2032		R$ 9,095,000	Ações e opções sobre ações PagoNxt (8)	R$ -	Ações e opções sobre ações PagoNxt (8)	R$ -	Ações e opções sobre ações PagoNxt (8)
		12/2023		R$ 106,147	Ações SAM (9)	R$ -	Ações SAM (9)	R$ -	Ações SAM (9)
				R$ 19,020,000	(1)	R$ 28,992,000	(1)	R$ 26,225,334	(1)
Balance of Plans on December 31, 2023				R$ 9,095,000	(8)	R$ -	(8)	R$ -	(8)
				R$ 643,828	SANB11	R$ 1,436,867	SANB11	R$ 1,198,073	SANB11
				R$ 293,799	SAN (6) (7)	R$ 434,140	SAN (6) (7)	R$ 445,208	SAN (6) (7)
				R$ 1,139,060	Opções ações SAN (6) (7)	R$ 1,781,759	Opções ações SAN (6) (7)	R$ 2,023,075	Opções ações SAN (6) (7)
				R$ 106,147	SAM (9)	R$ -	SAM (9)	R$ -	SAM (9)
(*)	Plan target in Brazilian Reais, to be converted into SANB11 shares contingent upon the attainment of the plan’s performance criteria at the conclusion of the vesting period, based on the share price over the last 15 trading sessions of the month immediate

(**)	Target of the plan in SAN shares and options to be settled in cash at the end of the vesting period, contingent upon the achievement of the plan’s performance indicators.

Schedule of impacts on the result are recorded in the personnel expenses

			Consolidated
		01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Program	Settlement Type
Local	Santander Actions (Brazil)	17,097	25,506	20,720
Global	Santander Spain shares and stock options	6,380	3,706	3,534

Schedule of variable remuneration referenced to shares

Program	Participant	Liquidity Type	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Collective Identified	Members of the Executive Committee, Statutory Officers and other executives who assume significant and responsible risks of control areas	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	156,962	8,228	63,658
Unidentified Collective	Management-level employees and employees who are benefited by the Deferral Plan	50% in cash indexed to 100% of CDI and 50% in shares (Units SANB11)	223,562	76,275	111,995